Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

6. Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows as of:

	June 30, 2025	December 31, 2024
Accruals for operating expenses	$29,951	$124,491
Other payables	215,955	10,426
Total	$245,906	$134,917